Income Taxes (Details) - Schedule of Deferred Income Tax Liabilities (Assets) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred tax liabilities:
Property, plant and equipment		$ 5
Operating lease right-of-use assets	163	562
Total deferred tax liabilities	163	567
Property, plant and equipment	(64)
Lease liabilities	(171)	(460)
Tax loss carry forwards	(720)	(469)
Valuation allowance	792	469	$ 494	$ 593
Total deferred tax assets	(163)	(460)
Net deferred tax (assets) / liabilities		$ 107